Loss Per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net loss attributable to Navios Holdings common stockholders	$ (1,816)	$ (28,332)	$ (67,965)	$ (114,309)	$ (165,910)	$ (303,823)	$ (134,112)
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(2,566)	(2,555)	(7,679)	(7,859)	(10,421)	(15,909)	(16,202)
Tender Offer - Redemption of preferred stock Series G and H including $972 and $5,063 of undeclared preferred dividend cancelled for the year ended December 31, 2017 and December 31, 2016, respectively	0	615	0	1,119	1,033	46,627	0
Loss attributable to Navios Holdings common stockholders, basic and diluted	$ (4,382)	$ (30,272)	$ (75,644)	$ (121,049)	$ (175,298)	$ (273,105)	$ (150,314)
Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings common stockholders — weighted average shares	119,423,135	117,535,234	119,423,025	116,260,640	166,673,459	107,366,783	105,896,235
Basic and diluted net losses per share attributable to Navios Holdings common stockholders	$ (0.04)	$ (0.26)	$ (0.63)	$ (1.04)	$ (1.5)	$ (2.54)	$ (1.42)